Supplement to the

Strategic Advisers® Core Fund (FCSAX)

(formerly Fidelity® Strategic Advisers Core Fund)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2010

The following information replaces the similar information found in the "Management Contracts" section on page 31.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate. The sub-advisory fees are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers.

SAI-CORB-10-02 September 17, 2010
1.910404.101

Supplement to the

Strategic Advisers® Growth Fund (FSGFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 10, 2010

as revised May 28, 2010

The following information replaces similar information found in the Management Contract section on page 30.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate of:

0.35% (35 basis points) of the first $250 million in assets
0.30% (30 basis points) of the next $250 million in assets
0.25% (25 basis points) of the next $500 million in assets
0.20% (20 basis points) on any amount in excess of $1 billion in assets

The sub-advisory fees are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers.

The following information replaces similar information found in the Management Contract section on page 31.

The portion of each portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Growth Index, and the pre-tax investment performance of the fund within the Morningstar® Large Cap Growth peer group. Each portfolio manager may be compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Strategic Advisers' parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

SGFB-10-02 September 17, 2010
1.914779.101

Supplement to the
Strategic Advisers® International II Fund
(formerly PAS
International Fidelity Fund of Funds®)
June 5, 2010
Prospectus

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Pyramis® Global Advisors LLC (Pyramis) serves as a sub-adviser for the fund.

The following information supplements the similar information found in the "Portfolio Manager(s)" section on page 7.

Cesar Hernandez (co-manager) and H.B. King (co-manager) have managed Pyramis' portion of the fund's assets since September 2010.

The following information replaces the similar information found in the "Fund Management" section on page 16.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, serves as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of March 31, 2010, Pyramis had approximately $25.5 billion in discretionary assets under management.

The following information supplements the biographical information found in the "Fund Management" section on page 16.

Cesar Hernandez, CFA, is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Mr. Hernandez developed the Select International discipline at Fidelity and is responsible for managing the Select International and the Select Global strategies. Mr. Hernandez joined Fidelity Investments as a portfolio manager in 1989.

H.B. King, CFA, is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Mr. King is responsible for the International Value strategy and is a member of the International Value portfolio management team. Mr. King joined Pyramis as a portfolio manager in 2005.

The following information replaces the similar information found in the "Fund Management" section on page 17.

Strategic Advisers (and not the fund) pays Pyramis a portion of the management fees it receives in return for its services.

SIL-10-01 September 17, 2010
1.919460.100

Supplement to the

Strategic Advisers® International II Fund (FUSIX)

(formerly PAS International Fidelity Fund of Funds®)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

June 5, 2010

The following information replaces the similar information found in the "Management Contract" section on page 34.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate based on the following investment strategies:

Select International
0.45% (45 basis points) of the first $200 million in assets
0.40% (40 basis points) of the next $450 million in assets
0.350% (35 basis) points) on any amount in excess of $650 million in assets
International Value
0.45% (45 basis points) of the first $200 million in assets
0.40% (40 basis points) of the next $450 million in assets
0.350% (35 basis) points) on any amount in excess of $650 million in assets

The sub-advisory fees for each strategy are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers.

The following information supplements the similar information found in the "Management Contract" section beginning on page 34.

Cesar Hernandez and H.B. King are co-portfolio managers of Pyramis' allocated portion of the fund's assets and receive compensation for their services. As of August 31, portfolio managers compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and experience at FMR, Pyramis or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable, and (ii) the investment performance of other Pyramis equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over each portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with each portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to and leadership within the Pyramis investment platform.

The portion of Mr. Hernandez's bonus that is linked to the investment performance of Pyramis' Select International strategy is based on the pre-tax investment performance of the strategy measured against the MSCI® EAFE® Index. The portion of Mr. King's bonus that is linked to the investment performance of Pyramis' International Value strategy is based on the pre-tax investment performance of the strategy measured against the MSCI EAFE Index, and the pre-tax investment performance of the strategy within the eVestment Alliance International Large Cap Core Universe. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of Pyramis Global Advisors Holdings Corp, Pyramis' parent company. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of Pyramis and its affiliates.

SILB-10-01 September 17, 2010
1.919461.100

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

When available, information with respect to Mr. Hernandez's and Mr. King's holdings and other accounts managed will be updated in a supplement to this SAI.

The following information replaces the similar information found in the "Description of the Trust" section on page 41.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Supplement to the

Strategic Advisers® International Fund (FILFX)

(formerly PAS International Fund of Funds®)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

June 5, 2010

The following information replaces the similar information found in the "Management Contract" section on page 34.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate. The sub-advisory fees for each strategy are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers.

SITB-10-01 September 17, 2010
1.919464.100

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
(formerly PAS® Small-Mid Cap Fund of Funds)
June 5, 2010
Prospectus

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Pyramis Global Advisors LLC (Pyramis) serves as a sub-adviser for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Power (lead portfolio manager), Robert Bao (co-manager), Thorsten Becker (co-manager), Andrew Burzumato (co-manager), Arun Daniel (co-manager), Chandler Willett (co-manager), Jody Simes (co-manager), and Vincent Rivers (co-manager) have managed Pyramis' portion of the fund's assets since September 2010.

The following information replaces the similar information found in the "Fund Management" section on page 18.

SMC-10-01 September 17, 2010
1.919462.100

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, serves as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of March 31, 2010, Pyramis had approximately $25.5 billion in discretionary assets under management.

The following information supplements the biographical information found in the "Fund Management" section on page 18.

John Power is lead manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. He is senior vice president of U.S. Equities for Pyramis and a portfolio team leader for the U.S. Large Cap Core, the U.S. Large Cap Core 130/30, and the U.S. Small/Mid Cap Core strategies. Mr. Power joined Fidelity Investments in 2005 as an assistant group leader for FMR.

Robert Bao, CFA, is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Since joining Fidelity Investments in 1999, Mr. Bao has worked as a research analyst and portfolio manager.

Thorsten Becker is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Since joining Fidelity Investments in 1996, Mr. Becker has worked as a research analyst and portfolio manager.

Andrew Burzumato is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Since joining Fidelity Investments in 2002, Mr. Burzumato has worked as a research analyst and portfolio manager.

Arun Daniel is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Prior to joining Fidelity Investments in 2007 as a portfolio manager, Mr. Daniel served as vice president and sector head for the consumer sector at ING Investment Management, North America from 2003 to 2007.

Chandler Willett is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Prior to joining Pyramis in 2006 as a research analyst, Mr. Willett served as a senior analyst at Highline Capital Management from 2004 to 2006.

Jody Simes, CFA, is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Since joining Fidelity Investments in 1993, Mr. Simes has worked as a fixed income trader, technology sector specialist, an equity research analyst, and portfolio manager.

Vincent Rivers is co-manager of Pyramis' portion of the fund's assets, which he has managed since September 2010. Prior to joining Pyramis in 2006 as a research analyst, Mr. Rivers worked as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006.

The following information replaces the similar information found in the "Fund Management" section on page 19.

Strategic Advisers (and not the fund) pays Pyramis a portion of the management fees it receives in return for its services.

Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

(formerly PAS® Small-Mid Cap Fund of Funds)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

June 5, 2010

The following information replaces the similar information found in the "Management Contracts" section beginning on page 27.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate of:

0.50% (50 basis points) of the first $200 million in assets
0.45% (45 basis points) of the next $200 million in assets
0.40% (40 basis) points) on any amount in excess of $400 million in assets

The sub-advisory fees are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers.

The following information supplements the similar information found in the "Management Contract" section beginning on page 27.

John Power is the Lead Portfolio Manager of the Pyramis Small/Mid Cap Core strategy to which a portion of the fund's assets are allocated and receives compensation for his services. As of August 31, 2010, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of Mr. Power's bonus are based on (i) the general management of the Pyramis domestic equity group in his role as Senior Vice President, and (ii) the investment performance of Pyramis funds and accounts which eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the Lead Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of the Lead Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500® Index. The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Arun Daniel, Chandler Willett and Vince Rivers are Sector Portfolio Managers that assist the Lead Portfolio Manager in managing the strategy and receive compensation for their services. As of August 31, 2010, Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other Pyramis funds and accounts. A smaller, subjective component of the Sector Portfolio Manager's bonus is based on the portfolio manager's overall contribution to management of Pyramis. The portion of each Sector Portfolio Manager's bonus that is linked to the investment performance of Pyramis Small/Mid Cap Core strategy is based on the pre-tax investment performance of the fund measured against the Russell 2500 Index. An additional portion of each Sector Portfolio Manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets each Sector Portfolio Manager manages measured against a customized sector benchmark. Each Sector Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

SMCB-10-01 September 17, 2010
1.919463.100

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, a portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although Pyramis monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

When available, information with respect to Messrs. Power's, Bao's, Burzumato's, Becker's, Simes', Daniel's, Willett's and Rivers' holdings and other accounts managed will be updated in a supplement to this SAI.

The following information replaces the similar information found in the "Description of the Trust" section beginning on page 34.

Custodians. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

Supplement to the

Strategic Advisers® Value Fund (FVSAX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2010

The following information replaces similar information found in the "Management Contract" section on page 30.

Under the sub-advisory agreement, for providing investment management services to the fund, Strategic Advisers pays Pyramis fees based on the average net assets of the portion of the fund managed by Pyramis at an annual rate. The sub-advisory fees are calculated based on total assets managed by Pyramis pursuant to that strategy in any mutual fund advised by Strategic Advisers. Strategic Advisers has not currently allocated Pyramis a portion of the fund's assets.

SUFB-10-01 September 17, 2010
1.919465.100